Capital Stock - Schedule of Outstanding Unvested Stock Options (Details) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Outstanding Unvested Stock Options [Abstract]
Number of Unvested Stock Options, Beginning Balance	22,500	91,250
Weighted Average Grant Date Fair Value, Beginning Balance	$ 2.11	$ 4.06
Number of Unvested Stock Options, Granted	1,030,000	90,000
Weighted Average Grant Date Fair Value, Granted	$ 1.1	$ 2.11
Number of Unvested Stock Options, Vested	(775,000)	(158,750)
Weighted Average Grant Date Fair Value, Vested	$ 1.19	$ 3.3
Number of Unvested Stock Options, Forfeited
Weighted Average Grant Date Fair Value, Forfeited
Number of Unvested Stock Options, Ending Balance	277,500	22,500
Weighted Average Grant Date Fair Value, Ending Balance	$ 1.1	$ 2.11